FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                    / / (a)
or fiscal year ending:                            12/31/17 (b)
Is this a transition report:    (Y/N)                    N
Is this an amendment to a previous filing:    (Y/N)                N

Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.    Registrant Name:            Allstate Life of New York Variable Life Separate Account A
B.    File Number:                811-21250
C.    Telephone Number:            631-357-8920

2.    A.    Street: 878 Veteran's Memorial Highway
B.    City: Hauppauge                C.    State: NY        D.    ZIP Code: 11788        Zip Ext: 5107
E.    Foreign Country:                                Foreign Postal Code:

3.    Is this the first filing on this for by Registrant? (Y/N)                                                N

4.    Is this the last filing on this form by Registrant? (Y/N)                                            N

5.    Is Registrant a small business investment company (SBIC)? (Y/N)                                        N
[If answer is "Y" (yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N)                                                Y
[If answer is "Y" (Yes), complete only items 111 through 132.]

For period ending 12/31/17                                        If filing more than on Page 47, "X" box: [ ]
File Number 811-21250

UNIT INVESTMENT TRUSTS

111.    A. [ ]    Depositor Name:        Allstate Life Insurance Company of New York
B. [ ]    File Number (if any):        333-100934; 333-100935; 333-148225
C. [ ]    City: Hauppauge        State: NY        ZIP Code: 11788        ZIP Ext: 5107
Foreign Country:                    Foreign Postal Code:

111.    A. [ ]    Sponsor Name:
B. [ ]    File Number (if any):
C. [ ]    City:                State:            ZIP Code:            ZIP Ext:
Foreign Country:                    Foreign Postal Code:

112.    A. [ ]    Depositor Name:
B. [ ]    File Number (if any):
C. [ ]    City:                State:            ZIP Code:            ZIP Ext:
Foreign Country:                    Foreign Postal Code:

112.    A. [ ]    Sponsor Name:
B. [ ]    File Number (if any):
C. [ ]    City:                State:            ZIP Code:            ZIP Ext:
Foreign Country:                    Foreign Postal Code:

For period ending 12/31/17                                        If filing more than on Page 48, "X" box: [ ]
File Number 811-21250

113.    A. [ ]    Trustee Name:
B. [ ]    File Number (if any):
C. [ ]    City:                State:            ZIP Code:            ZIP Ext:
Foreign Country:                    Foreign Postal Code:

113.    A. [ ]    Trustee Name:
B. [ ]    File Number (if any):
C. [ ]    City:                State:            ZIP Code:            ZIP Ext:
Foreign Country:                    Foreign Postal Code:

114.    A. [ ]    Principal Underwriter Name:    Morgan Stanley & Co. Inc.
B. [ ]    File Number (if any):        8-15869
C. [ ]    City: Purchase        State: NY        ZIP Code: 10577        ZIP Ext:
Foreign Country:                    Foreign Postal Code:

114.    A. [ ]    Principal Underwriter Name:
B. [ ]    File Number (if any):
C. [ ]    City:                State:            ZIP Code:            ZIP Ext:
Foreign Country:                    Foreign Postal Code:

115.    A. [ ]    Independent Public Accountant Name:    Deloitte & Touche LLP
B. [ ]    City: Chicago            State: IL        ZIP Code: 60601        ZIP Ext: 6779
Foreign Country:                    Foreign Postal Code:

115.    A. [ ]    Independent Public Accountant Name:
B. [ ]    City:                State:            ZIP Code:            ZIP Ext:
Foreign Country:                    Foreign Postal Code:

For period ending 12/31/17                                        If filing more than on Page 49, "X" box: [ ]
File Number 811-2120

116.    Family of investment companies information:
A. [ ]    Is Registrant part of a family of investment companies? (Y/N)                                        N
B. [ ]    Identify the family in 10 letters:
(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.    A. [ ]    Is Registrant a separate account of an insurance company? (Y/N)                                    Y
If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
B. [ ]    Variable annuity contracts? (Y/N)                                                    N
C. [ ]    Scheduled premium variable life contracts? (Y/N)                                            N
D. [ ]    Flexible premium variable life contracts? (Y/N)                                            Y
E. [ ]    Other types of insurance products registered under the Securities Act of 1933? (Y/N)                            N

118.[ ]    State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.                1

119.[ ]    State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.            0

120.[ ]    State the total value of the portfolio securities on the date of deposit for new series included in item 119 ($000's omitted).                $0

121.[ ]    State the number of series for which a current prospectus was in existence at the end of the period.                            1

122.[ ]    State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.        0

For period ending 12/31/17                                        If filing more than on Page 50, "X" box: [ ]
File Number 811-21250

123.[ ]    State the total value of the additional units considered in answering item 122 ($000's omitted)                            $0

124.[ ]    State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be
measured on the date they were placed in the subsequent series) ($000's omitted)                                    $0

125.[ ]    State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)    $0

126.[ ]    Of the amount shown in item 125, state the total dollar amount of sales load collected from secondary market operations in Registrant's units (include the sales
loads, if any, collected on units of a prior series placed in the portfolios of a subsequent series.) ($000 omitted)                    $0

127.[ ]    List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

Total Income Distributions
		Number of Series Investing	Total Assets ($000's omitted)	($000's Omitted)
A.	U.S. Treasury direct issue	-----	-----	-----
B.	U.S. Government agency	-----	-----	-----
C.	State and municipal tax-free	-----	-----	-----
D.	Public utility debt	-----	-----	-----
E.	Brokers' or dealers' debt or debt of dealers or dealers parent	-----	-----	-----
F.	All other corporate interned & long term debt	-----	-----	-----
G.	All other corporate short-term debt	-----	-----	-----
H.	Equity securities of brokers or dealers or parents of brokers or dealers	-----	-----	-----
I.	Investment company equity securities	-----	-----	-----
J.	All other equity securities	-----	$14,146	$173
K.	Other securities	-----	-----	-----
L.	Total assets of all series of registrant	-----	-----	-----

For period ending 12/31/17                                        If filing more than on Page 51, "X" box: [ ]
File Number 811-21250

128.[ ]    Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period
insured or guaranteed by an entity other than the issuer? (Y/N)                                    N

129.[ ]    Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
[If answer is "N" (no), go to item 131.]

130.[ ]    In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.[ ]    Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)                    $(1,002)

132.[ ]    List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-21250	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

This report is signed on behalf of the Registrant in the City of Northbrook and the State of Illinois on the 23rd day of February, 2018.

Allstate Life of New York Variable Life Separate Account A
(Registrant)

Allstate Life Insurance Company of New York
(Depositor)

By: /s/ ANGELA K. FONTANA
Angela K. Fontana
Vice President, General Counsel and Secretary